FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS:
Schedule of financial assets measured at fair value

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available-for-sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

	Estimated Fair Value December 31, 2010
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$115,976	$115,976	$—	$—
Auction rate security	6,775	—	—	6,775
Available-for-sale securities, excluding the auction rate security	27,178	—	27,178	—
Foreign currency forward contracts	942	—	942	—
Commodity futures contracts	2,310	2,310	—	—
Commodity options contracts	5,369	5,369	—	—
Trading securities	38,504	38,504	—	—
Total assets measured at fair value	$197,054	$162,159	$28,120	$6,775

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

	December 31, 2010
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$6,775	$—	$(1,635)	$—
Municipal bonds	27,073	27,122	49	—	—
Mutual funds	56	56	—	—	—
	$35,539	$33,953	$49	$(1,635)	$—

Schedule of financial instruments measured at fair value on a recurring basis using Level 3

	2011	2010
Balance at January 1	$6,775	$7,710
Unrealized loss recognized in other comprehensive loss	678	(935)
Balance at December 31	$7,453	$6,775

Schedule of assets measured at fair value on a nonrecurring basis

	Twelve Months Ended December 31, 2009
	Pre-Impairment	2009		Level Used to Determine
	Cost	Impairment	New Cost	New Cost Basis
	Basis	Charge	Basis	Level 1	Level 2	Level 3
Equity method investment	$9,361	$4,400	$4,961	$—	$—	$4,961
Trademarks	189,024	14,000	175,024	—	—	175,024
Total	$198,385	$18,400	$179,985	$—	$—	$179,985